The Torray Fund
--------------------------------------------------------------------------------
Letter to Shareholders


August 1, 2000
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

     The Torray Fund depreciated 7.6% during the six months ending June 30, 2000, leaving its return since inception 9 1/2 years ago at 19% compounded annually. By comparison, the Standard & Poor's 500 Index fell only fractionally in the first half. Its 9 1/2-year record stands at 19.6%. Although we're off to a slow start this year, we've been through similar periods before and they've always proven temporary. Our philosophy and strategy are the same and we remain optimistic about the fund's prospects.

     We made a number of changes in the portfolio over the last six months. Seven stocks were sold, resulting in a gain of $156 million or approximately $3.39 per share. This amount plus or minus the outcome of further activity -- we don't anticipate much at this time -- will be distributed to shareholders on October 31st. Eleven companies were purchased including Bristol-Myers, Emerson Electric, Johnson & Johnson, Procter and Gamble, Raytheon, and Tribune Company. Evidencing the market's fickle nature, these quality stocks as a group had dropped 50% from their highs, lowering their average price/earnings ratio to slightly under 17-to-1. By contrast, the p/e ratio of the stocks we sold was 31-to-1. Over the past twelve months we have reallocated about one-third of our assets to conservatively valued stocks bought at fair prices. We believe these new commitments have significantly improved the fund's long-term outlook. Their two-to-three-year appreciation potential is excellent and the risk of loss on them is minimal. The size, profitability, and financial strength of the companies in our portfolio lend a margin of safety that we're convinced will prove important going forward.

     Our view of the general market is cautious. A look at the Nasdaq, home to many of today's hottest stocks in the high-tech, biotech, telecom and dot.com sectors, helps explain why. These groups have fueled a long-running speculative boom based largely on the misperception that their earnings are accelerating at warp speed. The more convinced investors have become of this notion, the higher share prices have gone, causing even more people to believe in it, and so on and on in a classic example of the greater fool theory. During the last half of the 1990's Nasdaq's earnings fell nearly 8% but its market value advanced 43% annually. This tremendous surge catapulted its capitalization, now roughly one-third of the entire U.S. market, to $5 trillion or an incomprehensible 190 times earnings. A heavy weighting in Nasdaq stocks has also contributed to the S&P 500's gain over the last several years, although at 28 times earnings it's not nearly as inflated.

     This high stakes game is dangerous and not for us. It has affected our performance, nevertheless, by draining enormous sums of money from broad areas of the market, including some in which we have major investments. As a result, prices have weakened, trapping The Torray

The Torray Fund
--------------------------------------------------------------------------------
Letter to Shareholders


August 1, 2000
--------------------------------------------------------------------------------

Fund's stock in a tight trading range between $40 and $46. We realize this is frustrating to you. But the bright side is that the earnings of our companies have been steadily rising, reducing the fund's price/earnings ratio adjusted for non-cash and non-recurring charges to slightly under 17-to-1. By this measure the S&P 500 and Nasdaq are more expensive than our shares by two-thirds and eleven times respectively. These premiums are unsustainable. Sooner or later, no one knows when, the bubble will deflate and money will seek other outlets. In the meantime, we like our position immensely and continue to personally invest in the fund every month. Over time, perseverance pays big dividends in this business.

     Your investment with us is deeply appreciated. We recognize that some of you have waited quite a while without reward. Others have paper losses. These are disagreeable outcomes we know, not to be explained away by clever rhetoric. But they also serve as a reminder that over short periods equity investing is not a one-way street; stocks aren't supercharged savings accounts. Long term, however, they always go up in line with rising earnings. The quality of the businesses we own, their conservative valuations, and time are all working in our favor.

                               Sincerely,


                               /s/ Robert E. Torray      /s/ Douglas C. Eby
                               Robert E. Torray          Douglas C. Eby

The Torray Fund
--------------------------------------------------------------------------------
PERFORMANCE DATA


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   Total Rates of Return on an Investment in The Torray Fund vs. the S&P 500

                    For the calendar years or period ended:


                       1991        1992       1993       1994        1995
                       ----        ----       ----       ----        ----
The Torray Fund       19.98%      21.04%      6.37%      2.41%      50.41%
S&P 500               30.48%       7.66%     10.09%      1.30%      37.54%



                       1996        1997       1998        1999     6/30/00
                       ----        ----       ----        ----     -------
The Torray Fund       29.09%      37.12%      8.20%      24.01%      -7.57%
S&P 500               22.98%      33.36%     28.58%      21.04%      -0.42%


            (BAR CHART APPEARS HERE. SEE ABOVE TABLE FOR PLOT POINTS.)

   Returns on both The Torray Fund and the S&P 500 assume reinvestment of all dividends and distributions.

   Fund returns are after all expenses. Past performance is not predictive of future results.


     Cumulative Returns for the nine and a half years ended June 30, 2000


  The Torray Fund     422.43%
  S&P 500             447.52%

The Torray Fund
--------------------------------------------------------------------------------
PERFORMANCE DATA


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Change in Value of $10,000 Invested on December 31, 1990 (commencement of operations) to:


                  12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   6/30/00
                  --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
The Torray Fund   $11,999    $14,523    $15,448    $15,821    $23,796    $30,719    $42,122    $45,576    $56,519    $52,240
S&P 500           $13,048    $14,047    $15,465    $15,666    $21,547    $26,499    $35,339    $45,438    $54,998    $54,762



            (BAR CHART APPEARS HERE. SEE ABOVE TABLE FOR PLOT POINTS.)

   Returns on both The Torray Fund and the S&P 500 assume reinvestment of all dividends and distributions.

   Fund returns are after all expenses. Past performance is not predictive of future results.




                          AVERAGE ANNUAL TOTAL RETURNS

                       (for periods ended June 30, 2000)


                      1 Year        3 Years       5 Years       9 1/2 Yrs
                      ---------     ---------     ---------     -----------
  The Torray Fund      -4.86%       14.50%        22.12%        19.00%
  S&P 500              7.25%        19.67%        23.80%        19.60%

The Torray Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


    Principal Amount
       or Shares                                                                               Market Value
   -----------------                                                                          -------------
SHORT TERM INVESTMENTS 0.30%
       5,619,023                                       Money Market Fund                         5,619,023
COMMON STOCK 99.78%
    17.10% HEALTHCARE
       3,197,100                                      Abbott Laboratories                     142,470,769
       5,628,000                                      Boston Scientific Corporation*          123,464,250
         263,700                                      Johnson & Johnson                        26,864,437
         438,300                                      Bristol-Myers Squibb Company             25,530,975
                                                                                              -----------
                                                                                              318,330,431
    16.62% FINANCIAL SERVICES
       2,839,000                                      SLM Holding Corporation                 106,285,062
         796,500                                      J.P. Morgan & Co. Incorporated           87,714,562
       1,709,000                                      Franklin Resources, Inc.                 51,910,875
         252,205                                      Markel Corporation*                      35,718,533
         463,518                                      Citigroup Inc.                           27,926,960
                                                                                              -----------
                                                                                              309,555,992
    14.15% COMMUNICATION SERVICES
       1,836,000                                      Hughes Electronics Corporation*         161,109,000
       1,365,000                                      PanAmSat Corporation*                    59,633,438
       1,350,000                                      AT&T Corporation                         42,693,750
                                                                                              -----------
                                                                                              263,436,188
    10.53% MEDIA & ENTERTAINMENT
       2,325,000                                      The Walt Disney Company                  90,239,063
       1,764,900                                      Tribune Company                          61,771,500
         489,800                                      Clear Channel Communications, Inc.*      36,735,000
         100,000                                      Dow Jones & Company, Inc.                 7,325,000
                                                                                              -----------
                                                                                              196,070,563

The Torray Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


    10.45% CONSUMER PRODUCTS
       1,959,100                                       The Gillette Company                         68,446,056
         920,000                                       Kimberly-Clark Corporation                   52,785,000
       1,368,400                                       International Flavors & Fragrances Inc.      41,308,575
         561,100                                       The Procter & Gamble Company                 32,122,975
                                                                                                    ----------
                                                                                                   194,662,606
    5.85% BANKING
       1,011,000                                       Bank of America Corporation                  43,473,000
         940,800                                       Mellon Financial Corporation                 34,280,400
       1,173,300                                       Bank One Corporation                         31,165,781
                                                                                                   -----------
                                                                                                   108,919,181
    5.18% AEROSPACE/DEFENSE/ELECTRONICS
       2,800,000                                       Raytheon Company                             54,425,000
         805,000                                       General Dynamics Corporation                 42,061,250
                                                                                                   -----------
                                                                                                    96,486,250
    4.91% INDUSTRIAL MACHINERY
       1,603,900                                       Illinois Tool Works Inc.                     91,422,300
    4.04% COMPUTER SYSTEMS & INTEGRATION
       2,600,000                                       Xerox Corporation                            52,000,000
         212,000                                       IBM Corporation                              23,227,250
                                                                                                   -----------
                                                                                                    75,227,250
    2.73% ELECTRICAL EQUIPMENT
         758,000                                       Molex Incorporated                           26,530,000
         401,000                                       Emerson Electric Co.                         24,210,375
                                                                                                   -----------
                                                                                                    50,740,375
    2.41% REAL ESTATE
       1,696,500                                       CarrAmerica Realty Corporation               44,957,250
    1.78% TRAVEL & LEISURE
       1,696,700                                       Carnival Corporation                         33,085,650

The Torray Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


     1.77% CHEMICALS
          752,000                                      E.I. duPont de Nemours and Company           32,900,000
    1.47% RAILROADS
       1,294,600                                       CSX Corporation                              27,429,338
    0.79% PACKAGING
         980,000                                       Crown Cork & Seal Company, Inc.              14,700,000
                                                                                                    ----------
TOTAL COMMON STOCK 99.78%                                                                        1,857,923,374
                                                                                                 -------------
 (cost $1,710,007,890)
TOTAL PORTFOLIO SECURITIES 100.08%                                                               1,863,542,397
 (amoritized cost $1,715,626,913)
OTHER ASSETS LESS LIABILITIES (0.08%)                                                               (1,510,224)
                                                                                                 -------------
NET ASSETS 100.00%                                                                              $1,862,032,173
                                                                                                ==============

TOP 10 HOLDINGS

       1. Hughes Electronics Corporation*      6. The Walt Disney Company
       2. Abbott Laboratories                  7. J.P. Morgan & Co. Incorporated
       3. Boston Scientific Corporation*       8. The Gillette Company
       4. SLM Holding Corporation              9. Tribune Company
       5. Illinois Tool Works Inc.            10. PanAmSat Corporation*

*non-income producing securities







See notes to the financial statements.

The Torray Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


     ASSETS
        Investments in securities at value
          (amortized cost $1,715,626,913)                    $ 1,863,542,397
        Cash                                                         972,903
        Receivable for investments sold                           35,369,180
        Subscriptions receivable                                     630,341
        Interest and dividends receivable                          3,233,015
                                                             ---------------
        TOTAL ASSETS                                           1,903,747,836
                                                             ---------------
     LIABILITIES
        Redemptions payable                                          266,262
        Payable for investments purchased                         36,472,059
        Accrued expenses                                           4,977,342
                                                             ---------------
        TOTAL LIABILITIES                                         41,715,663
                                                             ---------------
     NET ASSETS                                              $ 1,862,032,173
                                                             ===============
        Shares of beneficial interest ($1 stated value,
          46,021,540 shares outstanding,
          unlimited shares authorized)                       $    46,021,540
        Paid-in-capital in excess of par                       1,512,016,135
        Undistributed net realized gain                          155,973,619
        Undistributed net income                                     105,395
        Net unrealized appreciation of investments               147,915,484
                                                             ---------------
     NET ASSETS                                              $ 1,862,032,173
                                                             ===============
        Per Share                                            $         40.46
                                                             ===============

See notes to the financial statements.

The Torray Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


For the six months ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


     INVESTMENT INCOME
        Dividend income                                    $   14,915,784
        Interest income                                           247,762
                                                           --------------
        Total income                                           15,163,546
                                                           --------------
     EXPENSES
        Management fees                                         9,426,691
        Other expenses:
        Legal fees                                 $23,949
        Transfer agent fees & expenses             303,725
        Audit fees                                  14,000
        Registration & filing fees                  65,106
        Custodian's fees                            56,007
        Trustees' fees                              35,000
        Printing, postage & mailing                 93,617
        Insurance                                    2,042
                                                   -------
               Total other expenses                               593,446
                                                           --------------
        Total expenses                                         10,020,137
                                                           --------------
     NET INVESTMENT INCOME                                      5,143,409
                                                           --------------
     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS
        Net realized gain on investments                      155,973,171
        Net change in unrealized gain                        (310,862,479)
                                                           --------------
        Net loss on investments                              (154,889,308)
                                                           --------------
     NET DECREASE IN NET ASSETS
       FROM OPERATIONS                                     $ (149,745,899)
                                                           ==============

See notes to the financial statements.

The Torray Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


For the periods indicated:
--------------------------------------------------------------------------------


                                                       Six months
                                                     ended 6/30/00         Year ended
                                                      (unaudited)           12/31/99
                                                   -----------------   -----------------
     Increase (Decrease) in Net Assets from
       Operations:
        Net investment income                       $    5,143,409      $    2,993,578
        Net realized gain on investments               155,973,171          60,809,405
        Net change in unrealized gain                 (310,862,479)        283,128,677
                                                    --------------      --------------
          Net increase (decrease) in net assets
           from operations                            (149,745,899)        346,931,660
                                                    --------------      --------------
     Distributions to Shareholders from:
        Net investment income ($0.1119 and
          $0.0731 per share, respectively)              (5,038,014)         (2,994,495)
        Net realized gain ($0.3860 and $0.7867
          per share, respectively)                     (17,574,148)        (32,963,764)
                                                    --------------      --------------
          Total distributions                          (22,612,162)        (35,958,259)
                                                    --------------      --------------
     Shares of Beneficial Interest
        Increase from share transactions               138,852,353         125,710,066
                                                    --------------      --------------
          Total increase (decrease)                    (33,505,708)        436,683,467
     Net assets -- beginning of period               1,895,537,881       1,458,854,414
                                                    --------------      --------------
     Net assets -- end of period (including
       undistributed net investment income of
       $105,395 and $0, respectively)               $1,862,032,173      $1,895,537,881
                                                    ==============      ==============

See notes to the financial statements.

The Torray Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


For a share outstanding for:
--------------------------------------------------------------------------------

PER SHARE DATA




                                  Six months
                                    ended
                                   6/30/00
                                 (unaudited)
                              -----------------
Net Asset Value,
 Beginning of Period             $ 44.310
  Income from investment
   operations
  Net investment income             0.110
  Net gain (loss) on
   securities (both realized
   and unrealized)                 ( 3.470)
                                 -----------
  Total from investment
   operations                      ( 3.360)
  Distributions:
  Dividends (from net
   investment income)              ( 0.110)
  Distributions (from
   capital gains)                  ( 0.380)
                                 -----------
  Total distributions              ( 0.490)
Net Asset Value,
 End of Period                   $ 40.460
                                 ===========
TOTAL RETURN(3)                      ( 7.57%)
RATIOS/SUPPLEMENTAL
 DATA
  Net assets, end of period
   (000's omitted)              $1,862,032
  Ratio of expenses to
   average net assets                1.063%1
  Ratio of net income to
   average net assets                 0.55%1
  Portfolio turnover rate          22.50   %

                                                                   Years ended December 31:
                              --------------------------------------------------------------------------------------------------
                                    1999            1998           1997          1996         1995         1994         1993
                              --------------- --------------- ------------- ------------- ------------ ------------ ------------
Net Asset Value,
 Beginning of Period            $   36.480      $   33.850     $ 25.220      $ 20.110      $  13.755    $  14.273    $  13.743
  Income from investment
   operations
  Net investment income             0.073           0.139        0.130         0.186           0.215        0.213        0.122
  Net gain (loss) on
   securities (both realized
   and unrealized)                  8.616           2.630        9.206         5.642           6.674        0.130        0.745
                                ----------      ----------     --------      --------      ---------    ---------    ---------
  Total from investment
   operations                       8.689           2.769        9.336         5.828           6.889        0.343        0.867
  Distributions:
  Dividends (from net
   investment income)             ( 0.073)        ( 0.139)     ( 0.130)      ( 0.187)        ( 0.214)     ( 0.213)     ( 0.122)
  Distributions (from
   capital gains)                 ( 0.786)          0.000      ( 0.576)      ( 0.531)        ( 0.320)     ( 0.648)     ( 0.215)
                                ----------      ----------     --------      --------      ---------    ---------    ---------
  Total distributions             ( 0.859)        ( 0.139)     ( 0.706)      ( 0.718)        ( 0.534)     ( 0.861)     ( 0.337)
Net Asset Value,
 End of Period                  $   44.310      $   36.480     $ 33.850      $ 25.220      $  20.110    $  13.755    $  14.273
                                ==========      ==========     ========      ========      =========    =========    =========
TOTAL RETURN3                      24.01  %         8.20  %     37.12  %      29.09  %        50.41  %      2.41  %      6.37  %
RATIOS/SUPPLEMENTAL
 DATA
  Net assets, end of period
   (000's omitted)              $1,895,538      $1,458,854     $608,537      $116,593      $  50,744    $  23,362    $  19,666
  Ratio of expenses to
   average net assets               1.07  %         1.09  %      1.13  %       1.25  %         1.25  %      1.25  %      1.25  %
  Ratio of net income to
   average net assets               0.18  %         0.42  %      0.47  %       0.87  %         1.31  %      1.51  %      0.94  %
  Portfolio turnover rate          32.55  %        25.96  %     11.72  %      20.95  %        22.56  %     36.63  %     29.09  %

                                                             14 days
                               Years ended December 31:       ended
                              -------------------------- ---------------
                                  1992          1991         12/31/90
                              ------------ ------------- ---------------
Net Asset Value,
 Beginning of Period           $  11.514     $   9.999     $   10.000
  Income from investment
   operations
  Net investment income            0.180         0.232          0.005
  Net gain (loss) on
   securities (both realized
   and unrealized)                 2.229         1.728          0.000
                               ---------     ---------     ----------
  Total from investment
   operations                      2.409         1.960          0.005
  Distributions:
  Dividends (from net
   investment income)            ( 0.180)      ( 0.233)       ( 0.006)
  Distributions (from
   capital gains)                  0.000       ( 0.212)         0.000
                               ---------     ---------     ----------
  Total distributions            ( 0.180)      ( 0.445)       ( 0.006)
Net Asset Value,
 End of Period                 $  13.743     $  11.514     $    9.999
                               =========     =========     ==========
TOTAL RETURN3                     21.04  %      19.98  %      ( 0.03  %)
RATIOS/SUPPLEMENTAL
 DATA
  Net assets, end of period
   (000's omitted)             $  10,298     $   4,423     $      200
  Ratio of expenses to
   average net assets              1.25  %       1.25  %         0.82%1
  Ratio of net income to
   average net assets              1.54  %       2.43  %         2.15%1
  Portfolio turnover rate         37.09  %      21.17  %     n/a2

1 Annualized

2 Not applicable. During the period December 18, 1990 through December 31, 1990 the Fund invested only in short-term investments which are excluded from this ratio.

3 Past performance is not predictive of future results.


See notes to the financial statements.

The Torray Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     The Torray Fund ("Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund's primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks and U.S. Treasury Bills or Treasury Notes. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund's investment objectives will be achieved. The Fund was organized as a business trust under Massachusetts law. The Torray Corporation serves as administrator and investment advisor to the Fund.

     The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price.

     Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of discount on short-term investments, is recorded on the accrual basis.

     Federal Income Taxes The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

     Net Asset Value The net asset value per share of the Fund is determined once on each day that the New York Stock Exchange is open, as of the close of the Exchange.

     Use of Estimates In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Torray Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


As of June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

NOTE 2 -- MANAGEMENT CONTRACT

     Pursuant to the Management Contract, The Torray Corporation provides investment advisory and portfolio management services to the Fund. The Fund pays The Torray Corporation a management fee, computed daily and payable quarterly at the annual rate of one percent of the Fund's daily net assets. During the six months ended June 30, 2000, The Torray Fund paid management fees of $9,426,691 (1% of assets).

     Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2000, totaled $593,446. These expenses include all costs associated with the Fund's operations including transfer agent fees, Independent Trustees' fees ($10,000 per annum and $1,000 for each Board meeting attended), taxes, dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of custodians, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

     Certain officers and Trustees of the Fund are also officers and/or shareholders of The Torray Corporation.


NOTE 3 -- PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000, aggregated $561,139,621 and $432,829,484, respectively. Net unrealized appreciation of investments at June 30, 2000, includes aggregate unrealized gains of $241,300,225 and unrealized losses of $93,384,741.


NOTE 4 -- SHARES OF BENEFICIAL INTEREST TRANSACTIONS

     Transactions in shares of beneficial interest were as follows:



                                                             Six months                                Year
                                                                ended                                 ended
                                                               6/30/00                               12/31/99
                                                 -----------------------------------   ------------------------------------
                                                      Shares             Amount             Shares              Amount
                                                 ---------------   -----------------   ----------------   -----------------
Shares issued                                        9,544,873      $  406,954,960         12,235,340      $  505,563,450
Reinvestments of dividends and distributions           533,087          21,630,703            810,315          33,054,946
Shares redeemed                                     (6,835,363)       (289,733,310)       (10,252,159)       (412,908,330)
                                                    ----------      --------------        -----------      --------------
                                                     3,242,597      $  138,852,353          2,793,496      $  125,710,066
                                                    ==========      ==============        ===========      ==============

     Officers, Trustees and affiliated persons of The Torray Fund and their families directly or indirectly control 846,692 shares or 1.87% of the Fund.

                     (This Page Intentionally Left Blank)

                                   TRUSTEES
--------------------------------------------------------------------
                               Frederick Amling

                                Bruce C. Ellis
                                William M Lane
                                Robert P. Moltz
                               Roy A. Schotland
                                Wayne H. Shaner





                              INVESTMENT ADVISOR
--------------------------------------------------------------------
                            The Torray Corporation


                                    OFFICERS
                                --------------
                          Robert E. Torray, President
                        Douglas C. Eby, Vice President
                        William M Lane, Vice President





                                TRANSFER AGENT
--------------------------------------------------------------------
                           PFPC Global Fund Services

                              211 South Gulph Road
                   King of Prussia, Pennsylvania 19406-0903





                                 LEGAL COUNSEL
--------------------------------------------------------------------
                          Morgan, Lewis & Bockius LLP

                              1800 M Street, N.W.
                            Washington, D.C. 20036





                 This report is not authorized for distribution
                  to prospective investors unless preceded or
                      accompanied by a current prospectus.

                                      The


                                    TORRAY
                                     FUND


                              SEMI-ANNUAL REPORT
                                 June 30, 2000








                                The Torray Fund
                                   Suite 450
                             6610 Rockledge Drive
                           Bethesda, Maryland 20817
                                (301) 493-4600
                                 1-800-443-3036